Note 12	6 Months Ended
Jun. 30, 2026
Financial assets at fair value through other comprehensive income [abstract]
Disclosure of Financial Assets At Fair Value Through Other Comprehensive Income [Text Block]	Financial assets at fair value through other comprehensive income Breakdown of the balance
The breakdown of the balance of this heading of the condensed consolidated balance sheets by type of financial instruments is as follows:

FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (MILLIONS OF EUROS)

	Notes	June 2026	December 2025
Equity instruments	6.2	790	1,360
Debt securities		60,669	57,001
Loans and advances	6.2	746	448
Total	7	62,205	58,809
Of which: loss allowances of debt securities		(40)	(45)
Of which: loss allowances of loans and advances		(68)	(65)
Gains/losses
Changes in gains (losses)
The changes in the unrealized gains/losses (net of taxes) during the six months ended June 30, 2026 and in the year ended December 31, 2025 of debt securities recognized under the equity heading “Accumulated other comprehensive income – Items that may be reclassified to profit or loss – Fair value changes of debt instruments measured at fair value through other comprehensive income” and equity instruments recognized under the equity heading “Accumulated other comprehensive income – Items that will not be reclassified to profit or loss – Fair value changes of equity instruments measured at fair value through other comprehensive income” in the condensed consolidated balance sheets are as follows:

OTHER COMPREHENSIVE INCOME - CHANGES IN GAINS (LOSSES) (MILLIONS OF EUROS)

		Debt securities		Equity instruments
	Notes	June 2026	December 2025	June 2026	December 2025
Balance at the beginning		(209)	(576)	(983)	(905)
Valuation gains and losses		(176)	964	31	(76)
Amounts transferred to income		(209)	(434)
Amounts transferred to Reserves				743	1
Income tax and other		117	(163)	(7)	(3)
Balance at the end	27	(476)	(209)	(216)	(983)
In the six months ended June 30, 2026, there was a €767 million decrease in the heading “Accumulated other comprehensive income (loss) - Items that will not be reclassified to profit and loss - Fair value changes of equity instruments measured at fair value through other comprehensive income” related to equity instruments, mainly due to the reduction in the stake held by the Group in Telefónica, S.A.